Fair Value Measurements (Tables) - EBP 002 [Member]	12 Months Ended
Dec. 31, 2025
EBP, Investment, Fair Value and NAV [Line Items]
Summary of Fair Value Hierarchy, The Plan's Investment Assets At Fair Value
The following tables set forth by level, within the fair value hierarchy, the Plan’s investment assets at fair value as of December 31, 2025 and 2024:

	Assets at Fair Value as of December 31, 2025
	Level 1	Level 2	Level 3	Total
Mutual funds	$17,217,113	$—	$—	$17,217,113
Common Stock	1,552,713	—	—	1,552,713
Investments measured at net asset value (a)				928,247

Total investments at fair value	$18,769,826	—	—	$19,698,073

	Assets at Fair Value as of December 31, 2024
	Level 1	Level 2	Level 3	Total
Mutual funds	$14,407,740	$—	$—	$14,407,740
Common Stock	1,119,175	—	—	1,119,175
Investments measured at net asset value (a)				930,161

Total investments at fair value	$15,526,915	—	—	$16,457,076

(a)
In accordance with FAS ASC
820-10,
certain investments that are measured at fair value using the NAV value per share (or its equivalent) practical expedient have not been classified in the fair value hierarchy. The fair value amounts presented in this table are intended to permit reconciliation of the fair value hierarchy to the line items presented in the Statements of Net Assets Available for Benefits.

Summary of Investments For Which Fair Value Is Measured Using NAV Per Share Practical Expedient
The following tables summarize investments for which fair value is measured using NAV per share practical expedient as of December 31, 2025 and 2024, respectively. There are no participant redemption restrictions for these investments; the redemption notice period is applicable only to the Plan.

	December 31, 2025
	Fair Value	Unfunded Commitments	Redemption Frequency (if Currently Eligible)	Redemption Notice Period
Common collective trust fund:
Morley Stable Value Fund	$793,098	N/A	Daily	30 days
Pooled separate accounts:
Principal MidCap S&P 400	$109,966	N/A	N/A	N/A
Principal SmallCap S&P 600	$25,183	N/A	N/A	N/A

	December 31, 2024
	Fair Value	Unfunded Commitments	Redemption Frequency (if Currently Eligible)	Redemption Notice Period
Common collective trust fund:
Morley Stable Value Fund	$740,356	N/A	Daily	30 days
Pooled separate accounts:
Principal MidCap S&P 400	$112,979	N/A	N/A	N/A
Principal SmallCap S&P 600	$76,826	N/A	N/A	N/A